GMO U.S. Opportunistic Value Fund Expense Example - GMO U.S. Opportunistic Value Fund	Feb. 28, 2025 USD ($)
Class III
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	661
Class IV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	150
Expense Example, with Redemption, 5 Years	265
Expense Example, with Redemption, 10 Years	600
Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	254
Expense Example, with Redemption, 10 Years	575
Class VI
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	40
Expense Example, with Redemption, 3 Years	134
Expense Example, with Redemption, 5 Years	237
Expense Example, with Redemption, 10 Years	538
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	292
Expense Example, with Redemption, 10 Years	661
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	$ 807